Notes Payable (Details)																																				1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 13, 2026 USD ($)	Feb. 09, 2026 USD ($)	Jan. 12, 2026 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Nov. 13, 2025 USD ($) shares	Nov. 05, 2025 USD ($) shares	Nov. 04, 2025 USD ($) shares	Nov. 03, 2025 USD ($) $ / shares shares	Oct. 30, 2025 USD ($)	Oct. 21, 2025 USD ($) $ / shares shares	Oct. 01, 2025 USD ($)	Sep. 18, 2025 USD ($) shares	Sep. 16, 2025 $ / shares	Aug. 14, 2025 USD ($)	Jul. 23, 2025 USD ($)	Jul. 09, 2025 USD ($)	Jul. 07, 2025 USD ($)	Jul. 01, 2025 USD ($)	Jun. 13, 2025 USD ($) shares	Jun. 04, 2025 USD ($) $ / shares shares	Jun. 01, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 30, 2025	Feb. 27, 2025 USD ($)	Feb. 04, 2025 USD ($)	Dec. 30, 2024 USD ($)	Oct. 18, 2024 USD ($)	Aug. 20, 2024 USD ($)	Jun. 13, 2024 USD ($) $ / shares shares	May 31, 2024 USD ($) $ / shares	May 03, 2024 USD ($)	Apr. 05, 2024 USD ($)	Apr. 20, 2023 USD ($)	Sep. 22, 2022 USD ($)	Jun. 13, 2020 USD ($)	Jan. 31, 2026 USD ($)	Mar. 31, 2026 USD ($) $ / shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2026	Mar. 09, 2026 USD ($)	Nov. 10, 2025 USD ($)	Sep. 30, 2025 USD ($)	Oct. 21, 2024	Aug. 12, 2024	Aug. 01, 2024	Jul. 23, 2023 USD ($)	Apr. 30, 2020 USD ($)
Notes Payable [Line Items]
Effective interest rate				20.00%																						20.00%		10.00%					18.00%						20.00%						8.26%	1.50%	48.72%
Future payments																																			$ 3,732
Payments																																			$ 311
Interest																																								$ 64
Carrying value																																										$ 57,291
Promissory note											$ 43,758
Principal amount				$ 65,000																																			$ 65,000				$ 12,100
Flat interest fee																										$ 117,614							$ 130,000
Repaid loan		$ 60,608							$ 97,995								$ 11,000
Payment														$ 60,000		$ 40,000
Gain on extinguishment of debt														4,687			$ 7,689	$ 198,577																				$ 9,238	729,304	413,903
Amortized debt discount															$ 1,027												$ 3,841										172		4,862	17,901
Notes issued																						$ 237,000										$ 56,250
Effective interest rate																																15%
Flat monthly rate																																					0		0
Debt issuance costs				772																																			772
Principal amount		$ 55,300																86,130
Promissory note									97,995
Debt issuance costs amortized								$ 10,314		$ 12,069					634						$ 4,771
Interest				11,267																																	328		11,267
Repaid principal amount			$ 46,899																							$ 117,615														38,511
Extended maturity days		60 days									60 days										60 days						60 days
Payments		$ 6,734									$ 4,862
Maturity date																					Dec. 01, 2026					Mar. 31, 2025
Cash payment					$ 25,000
Shares received (in Shares) | shares					200							134
Consideration value					$ 24,000
Promissory note issued				129,294																																	$ 219,361		129,294
Warrants								5 years		5 years										5 years									5 years								5 years
Exercise price (in Dollars per share) | $ / shares								$ 20		$ 20										$ 20									$ 1
Total fair value				$ 7,805																																			$ 7,805
Flight fair value																																							1,115
Principal balance	$ 145,000											$ 100,000
Agreement provides for a loan		$ 8,035																																		$ 9,200
Repayment obligation																																				9,963
Cost of funds																																				$ 763
Percentage of loan is repaid		25.00%																																			60.00%
Fixed fee		$ 5,308																																			$ 5,308
Net loan proceeds		$ 47,265
Percentage of bearing interest	12.00%
Purchase consideration	$ 145,000
Long-term debt																																					45,859				14,311
Outstanding debt																																							$ 65,000
Shares of common stock (in Shares) | shares																																							343,625
Common stock price (in Dollars per share) | $ / shares				$ 0.001																																	$ 0.001		$ 0.001
Exercise price (in Dollars per share) | $ / shares													$ 7.4
Fair value				$ 1,668,038																																	$ 1,459,084		$ 1,668,038
Interest				10,000																																			10,000
Accrued interest																																							6,166
Payment to notes				2,000																																			2,000	3,000
Warrant [Member]
Notes Payable [Line Items]
Amortized debt discount																																					238,170
The June 13, 2020 Loan Agreement [Member]
Notes Payable [Line Items]
Effective interest rate																																			3.75%
Interest																																					384	200
The First September 2022 Loan Agreement [Member]
Notes Payable [Line Items]
Promissory note																																		$ 876,000
The Second September 2022 Loan Agreement [Member]
Notes Payable [Line Items]
Effective interest rate																																		100.00%
Cash proceeds																																		$ 272,614
Principal amount																																		303,386
Flat interest fee																																		321,637
Payment on Notes payable																			$ 2,500
Payment																$ 40,000
Amortized debt discount																																					0	0
The Third May 2022 Loan Agreement [Member]
Notes Payable [Line Items]
Payments																																		27,375
The Third September 2022 Loan Agreement [Member]
Notes Payable [Line Items]
Repaid loan																			25,000
The April 2020 PPP Loan Agreement [Member]
Notes Payable [Line Items]
Repaid loan																		$ 11,000
Gain on extinguishment of debt				343,625
The April 5th, 2024 Loan Agreement [Member]
Notes Payable [Line Items]
Interest																																					0	1,228
Amortized debt discount																																							2,366
Debt discount																																					11,250
Debt issuance costs																																					5,000
Accretion of debt discount																						$ 2,366															0	2,366
Principal amount														$ 60,000
Debt issuance costs amortized																																								13,884
The May 3rd, 2024 Loan Agreement [Member]
Notes Payable [Line Items]
Amortized debt discount																																					0	8,276	9,099
Debt discount																																					24,600
Debt issuance costs																																					$ 2,400
Promissory note																															$ 60,000
Repaid principal amount																																							40,800
The May 31, 2024 Loan Agreement [Member]
Notes Payable [Line Items]
Effective interest rate																																					15.00%
Interest																																					$ 1,828	2,072
Amortized debt discount																																							745
Notes issued																														$ 60,000
Debt discount																														$ 1,800
Debt issuance costs amortized																																					0	620		1,055
The August 20th, 2024 Loan Agreement [Member]
Notes Payable [Line Items]
Effective interest rate																												10.00%
Amortized debt discount																																					0	428	428
Promissory note																												$ 15,415
Debt issuance costs amortized																																					1,615		1,615	1,187
The October 18, 2024 Loan Agreement [Member]
Notes Payable [Line Items]
Amortized debt discount																																					0	3,364	3,364
Notes issued																											$ 43,041
Debt issuance costs amortized																																								477
Payments																											4,782
Debt issuance net																																					3,841
The February 4, 2025 Loan Agreement [Member]
Notes Payable [Line Items]
Interest																																					0	0
Promissory note																									$ 67,500
Principal amount																								$ 2,500
Maturity date																									Dec. 31, 2025
Outstanding note balance																								$ 65,000
The June 1, 2025 Loan Agreement [Member]
Notes Payable [Line Items]
Gain on extinguishment of debt																																					81
Amortized debt discount																																					3,439	0	3,439
Debt discount																																					0
Debt issuance costs amortized																																							3,440
Debt discount amortized with amortization amount				1,331																																			1,331
The First June 4, 2025 Loan Agreement [Member]
Notes Payable [Line Items]
Principal amount				12,500																																			12,500
Amortized debt discount																																					0	0
Debt discount																																												$ 6,023
Promissory note issued																				$ 12,500
Warrants																				5 years
Exercise price (in Dollars per share) | $ / shares																				$ 1
Fair value of debt instrument																				$ 6,477
Accrued interest rate																				52.00%
The First June 4, 2025 Loan Agreement [Member] | Warrant [Member]
Notes Payable [Line Items]
Fair value of debt instrument																				$ 6,023
Accrued interest rate																				48.00%
The June 13, 2025 Loan Agreement [Member]
Notes Payable [Line Items]
Amortized debt discount																																					634	0
Promissory note																			10,000
Total fair value																			$ 7,805
Flight fair value																			1,115
The June 13, 2025 Loan Agreement [Member]
Notes Payable [Line Items]
Amortized debt discount																																					0	0
The July 23,2025 Loan Agreement [Member]
Notes Payable [Line Items]
Debt discount																																					1,027
Principal amount																																																$ 7,827
The July 23, 2025 Loan Agreement [Member]
Notes Payable [Line Items]
Amortized debt discount															392																						0		898
The October 1, 2025 Loan Agreement [Member]
Notes Payable [Line Items]
Principal amount				25,081																																			25,081
Amortized debt discount																																					0		4,090
Debt discount																																					4,862
Debt issuance costs amortized																																					4,090	0	4,090
The January 5, 2026 Loan Agreement [Member]
Notes Payable [Line Items]
Amortized debt discount																																					$ 591
Percentage of loan is repaid																																					25.00%
The February 9, 2026 Loan Agreement [Member]
Notes Payable [Line Items]
Amortized debt discount																																					$ 485	$ 0
April 2020 PPP Loan Agreement [Member]
Notes Payable [Line Items]
Principal amount																																																	$ 282,432
Effective interest rate																																																	1.00%
The Second September 2022 Loan Agreement [Member]
Notes Payable [Line Items]
Promissory note																																		$ 876,000
The Second September 2022 Loan Agreement [Member]
Notes Payable [Line Items]
Effective interest rate																																		100.00%
Principal amount																																		$ 303,386
Flat interest fee																																		321,637
Cash received																																		272,614
The Third May 2022 Loan Agreement [Member]
Notes Payable [Line Items]
Payments																																		$ 27,375
June 30, 2023 Loan Agreement [Member]
Notes Payable [Line Items]
Promissory note																					$ 44,871
Outstanding debt																			$ 2,500
Additional penalty amount																			$ 2
Shares of common stock (in Shares) | shares																			25,000
Third September 2022 Loan Agreement [Member]
Notes Payable [Line Items]
Promissory note																																	$ 130,000
April 20, 2023 Loan Agreement [Member]
Notes Payable [Line Items]
Effective interest rate																																	18.00%
Common stock price (in Dollars per share) | $ / shares																														$ 3,778
Exercise price (in Dollars per share) | $ / shares																														$ 35
Fair value																														$ 177,560
The April 2023 Loan Agreement [Member]
Notes Payable [Line Items]
Repaid principal amount																																							10,000
Principal balance																																							31,213	41,213
Interest balance																																							3,024	7,521
Interest				5,503																																			5,503	7,521
April 5th, 2024 Loan Agreement [Member]
Notes Payable [Line Items]
Notes issued																																$ 56,250
Loan [Member]
Notes Payable [Line Items]
Interest balance																																								7,209
May 3rd, 2024 Loan Agreement [Member]
Notes Payable [Line Items]
Notes issued																															$ 60,000
The July 31 2023 Loan Agreement [Member]
Notes Payable [Line Items]
Debt discount				24,600																																			24,600
Debt issuance costs				2,400																																			2,400
Promissory note															7,827
May 31, 2024 Loan Agreement [Member]
Notes Payable [Line Items]
Repaid loan																																							44,790
Notes issued																														$ 60,000									81
Accrued interest																																								5,101
May 6th Loan Agreement [Member]
Notes Payable [Line Items]
Flat interest fees				15																																			15
February 22 Loan Agreement [Member]
Notes Payable [Line Items]
Interest																																							13,943
Notes issued																				$ 12,500
Debt issuance costs amortized																																							1,800
August 20th, 2024 Loan Agreement [Member]
Notes Payable [Line Items]
Repaid loan															$ 7,469
Notes issued																												$ 15,415
October 18, 2024 Loan Agreement [Member]
Notes Payable [Line Items]
Notes issued																																								43,041
Minimum payments																											$ 4,782
The August 2023 Loan Agreement [Member]
Notes Payable [Line Items]
Repaid principal amount																																							21,586	21,455
Extended maturity days											60 days
Payments											$ 4,862
The December 30, 2024 Loan Agreement [Member]
Notes Payable [Line Items]
Notes issued																																							93,649
May 28 Loan Agreement [Member]
Notes Payable [Line Items]
Minimum payments																					4,986
June 13th Loan Agreement [Member]
Notes Payable [Line Items]
Warrants issued (in Shares) | shares																													37,500
The Second June 4, 2025 Loan Agreement [Member]
Notes Payable [Line Items]
Principal amount				$ 12,500																																			12,500
The July 11, 2023 Loan Agreement [Member]
Notes Payable [Line Items]
Promissory note																			$ 100,000
The October 30, 2025 Loan Agreement [Member]
Notes Payable [Line Items]
Amortized debt discount																																							7,614
Debt issuance costs amortized																																							$ 0
March 26 Loan Agreement [Member]
Notes Payable [Line Items]
Notes issued								$ 12,100
Debt Maturities [Member]
Notes Payable [Line Items]
Long-term debt				14,311																																			14,311
The First June 4, 2025 Loan Agreement [Member]
Notes Payable [Line Items]
Additional consideration (in Shares) | shares																				37,500
Mr. Frommer [Member]
Notes Payable [Line Items]
Additional consideration (in Shares) | shares								12,050		17,500										1,875
Flewber Global, Inc. [Member] | The June 13, 2020 Loan Agreement [Member]
Notes Payable [Line Items]
Loan received																																			$ 63,800
OG Gallery Inc. [Member]
Notes Payable [Line Items]
Percentage of loan is repaid																																					30.00%
September 27 2023 Loan Agreement [Member] | September 27 2023 Note [Member]
Notes Payable [Line Items]
Interest																																							$ 1,228	7,209
Notes issued																				$ 12,500
Maturity date																																		May 05, 2023
September 27 2023 Loan Agreement [Member] | Loan [Member]
Notes Payable [Line Items]
Notes issued																																								56,250
February 1, 2024 Loan Agreement [Member]
Notes Payable [Line Items]
Repaid principal amount																																							14,645
February 1, 2024 Loan Agreement [Member] | February 1 Note [Member]
Notes Payable [Line Items]
Amortized debt discount																																							11,250
Debt issuance costs amortized																																							5,000
Repaid principal amount																																								$ 770
Maturity date																																Feb. 15, 2025		Jun. 23, 2023
Fair value of debt instrument										$ 1,931
Debt instrument percentage										14.00%
Fair value of warrants										$ 12,069
Fair value of warrants rate										86.00%
September 28 2023 Loan Agreement [Member] | Secured Promissory Note [Member]
Notes Payable [Line Items]
Effective interest rate																																15.00%
Maturity date																								Feb. 15, 2026
January 26 Loan Agreement [Member] | January 26 Note [Member]
Notes Payable [Line Items]
Amortized debt discount																													$ 6,023
Notes issued										$ 14,000
Repaid principal amount									$ 14,000
Maturity date																							Feb. 28, 2026
Fair value of debt instrument								$ 1,786
Debt instrument percentage								15.00%
Fair value of warrants								$ 10,314
Fair value of warrants rate								85.00%
January 26 Loan Agreement [Member] | The December 30, 2024 Loan Agreement [Member]
Notes Payable [Line Items]
Interest																																							14,007
January 30 Loan Agreement [Member] | January 30 Note [Member]
Notes Payable [Line Items]
Amortized debt discount																				6,023
Fair value of debt instrument																													$ 6,477
Debt instrument percentage																													52.00%
Fair value of warrants																													$ 6,023
Fair value of warrants rate																													48.00%
February 5 Loan Agreement [Member] | February 5 Note [Member]
Notes Payable [Line Items]
Fair value of debt instrument																				$ 6,477
Debt instrument percentage																				52.00%
Fair value of warrants																				$ 6,023
Fair value of warrants rate																				48.00%
The June 1, 2025 Loan Agreement [Member]
Notes Payable [Line Items]
Notes issued																					44,871
Debt issuance costs amortized																					4,771
Payments																					$ 4,986
Maturity date																					Jun. 01, 2025
Series G Preferred Stock [Member]
Notes Payable [Line Items]
Interest																																							612
Gain on extinguishment of debt							$ 28,844
Notes issued																																							$ 68,515
Shares received (in Shares) | shares						55	134
Principal balance						$ 41,123	$ 100,500
Series G Preferred Stock [Member] | The June 13, 2025 Loan Agreement [Member]
Notes Payable [Line Items]
Shares received (in Shares) | shares												134
Principal balance												$ 100,000